Interests in entities (Tables)	12 Months Ended
Dec. 31, 2025
Interests in entities [Abstract]
Interests in group companies	In the accompanying table is a list of subsidiaries that, as of December 31, 2025, individually exceed 5% of either the consolidated group Sales, Income from operations or Income from continuing operations (before any intra-group eliminations) of Group legal entities. All of the entities are fully consolidated in the Group financial statements.
Philips Group
Interests in group companies in alphabetical order by country
December 31, 2025

Legal entity name	Principal country of business
Philips (China) Investment Company, Ltd.	China
Philips Medizin Systeme Böblingen GmbH	Germany ¹
Philips Consumer Lifestyle B.V.	Netherlands
ATL International LLC	United States
Braemar Manufacturing, LLC	United States
Philips Medical Systems (Cleveland), Inc.	United States
Philips North America LLC	United States
Philips RS North America LLC	United States
[1]Application of Sec. 264 (3) and Sec. 264b HGB (German Commercial Code) for fully consolidated legal entities: Philips GmbH,
Hamburg; Philips Medical Systems DMC GmbH, Hamburg; Respironics Deutschland GmbH & Co.KG, München; Philips Medizin
Systeme Böblingen GmbH, Böblingen; TomTec Imaging Systems GmbH, Unterschleißheim; PIP Verwaltungsgesellschaft mbH,
Hamburg; Respironics Deutschland Verwaltungsgesellschaft mbH, Herrsching.
Components of results of associates	The accompanying table summarizes, on an aggregate basis, the components of results of associates together with Philips’ share in other comprehensive income.
Philips Group
Results of associates and share in other comprehensive income of associates
December 31, 2025

	2025	2024
Share in profit or loss from continuing operations	(12)	(23)
Impairment	2	(103)
Result on sale of equity accounted investees	1	2
Results of associates	(9)	(124)
Share in other comprehensive income	-	-